Share-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Compensation
Summary of options activity

	Number of	Exercise Price
Date	Options	Per Share
February 2022	12,950	$49.00
March 2022	9,700	$42.40
June 2022	1,425	$24.80
October 2022	12,125	$21.40
December 2022	32,600	$10.20
May 10, 2023	1,425	$5.97
May 19, 2023	115,000	$5.67

		Weighted
		average	Weighted
		exercise	average
	Number of	price	contractual
	shares	per share	term (years)
Outstanding at December 31, 2021	85,685	$6.60	5.2
Granted	68,800	24.40	6.4
Exercised	(3,633)	1.60	—
Forfeited	—	—	—
Outstanding at December 31, 2022	150,852	14.80	5.3
Granted	116,425	5.67	0.9
Exercised	—	—	—
Forfeited	(5,275)	0.63	—
Outstanding at September 30, 2023	262,002	$10.81	4.6

		Weighted
		average	Weighted
		exercise	average
	Number of	price	contractual
	shares	per share	term (years)
Outstanding at December 31, 2020	1,756,279	$0.25	5.9
Granted	36,393	3.91	5.5
Exercised	—	—	—
Forfeited	(78,979)	—	—
Outstanding at December 31, 2021	1,713,693	0.33	5.2
Granted	1,376,000	1.22	6.4
Exercised	(72,660)	0.08	—
Forfeited	—	—	—
Outstanding at December 30, 2022	3,017,033	$0.74	5.3

Assumptions for estimating the fair value of options

	Nine months ended September 30,
	2023	2022
Risk-free interest rate	4.01% - 4.72%	1.38% - 2.79%
Expected term (in years)	6.0	3.5 - 6.0
Expected volatility	100.6% - 100.8%	93.2%
Expected dividend yield	—	—
Fair value per share of underlying stock	$0.283 - $0.299	$1.24 - $2.45

	Years ended December 31,
	2022	2021
Risk-free interest rate	1.38% - 4.12%	0.59%
Expected term (in years)	3.5 - 10.0	6.0
Expected volatility	93.2%	97.2%
Expected dividend yield	—	—
Fair value per share of underlying stock	$0.51 - $2.45	$3.91